Pension, Health Care and Postretirement Benefits Other Than Pensions - Obligations, Plan Assets and Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Plan assets:
Balances at beginning of year	$ 742,521	$ 800,834
Balances at end of year	701,791	742,521	$ 800,834
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	225,529	244,882	250,144
Other accruals	(578,547)	(522,280)	(508,581)
Other long-term liabilities	(583,178)	(613,367)	(628,309)
Domestic Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	630,159	621,873	648,480
Projected benefit obligations:
Balances at beginning of year	624,791	653,338	582,036
Service costs	22,291	21,120	21,342
Interest costs	26,498	24,535	26,266
Actuarial losses (gains)	8,132	(40,602)	68,748
Contributions and other	2,081		2,242
Benefits paid	(50,996)	(33,600)	(47,296)
Balances at end of year	632,797	624,791	653,338
Plan assets:
Balances at beginning of year	858,605	896,071	870,386
Actual returns on plan assets	39,404	(3,866)	72,256
Contributions and other			725
Benefits paid	(50,996)	(33,600)	(47,296)
Balances at end of year	847,013	858,605	896,071
Excess (deficient) plan assets over projected benefit obligations	214,216	233,814	242,733
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	214,216	233,814	242,733
Other long-term liabilities
Total	214,216	233,814	242,733
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(134,847)	(120,454)	(107,057)
Prior service costs	(6,015)	(5,138)	(6,448)
Total recognized in Cumulative other comprehensive loss	$ (140,862)	$ (125,592)	$ (113,505)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate (percentage)	4.20%	4.40%	3.95%
Rate of compensation increase (percentage)	3.38%	3.14%	4.00%
Weighted-average assumptions used to determine net pension costs:
Discount rate (percentage)	4.40%	3.95%	4.65%
Expected long-term rate of return on assets (percentage)	6.00%	6.00%	6.00%
Rate of compensation increase (percentage)	3.14%	4.00%	4.00%
Foreign Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	$ 172,047	$ 172,426	$ 203,610
Projected benefit obligations:
Balances at beginning of year	201,854	234,524	222,996
Service costs	4,225	5,071	5,261
Interest costs	7,441	8,719	10,422
Actuarial losses (gains)	43,736	(3,045)	32,551
Contributions and other	947	1,072	(6,692)
Settlements	(14,862)	(18,707)	(3,370)
Effect of foreign exchange	(30,360)	(17,211)	(18,987)
Benefits paid	(6,108)	(8,569)	(7,657)
Balances at end of year	206,873	201,854	234,524
Plan assets:
Balances at beginning of year	162,339	187,645	184,963
Actual returns on plan assets	33,569	4,844	20,240
Contributions and other	15,019	11,424	7,328
Settlements	(14,862)	(18,707)	(3,370)
Effect of foreign exchange	(24,949)	(14,298)	(13,859)
Benefits paid	(6,108)	(8,569)	(7,657)
Balances at end of year	165,008	162,339	187,645
Excess (deficient) plan assets over projected benefit obligations	(41,865)	(39,515)	(46,879)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	11,313	11,068	7,411
Other accruals	(1,522)	(1,442)	(810)
Other long-term liabilities	(51,656)	(49,141)	(53,480)
Total	(41,865)	(39,515)	(46,879)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(45,604)	(41,741)	(47,574)
Total recognized in Cumulative other comprehensive loss	$ (45,604)	$ (41,741)	$ (47,574)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate (percentage)	3.21%	4.20%	3.92%
Rate of compensation increase (percentage)	4.43%	4.00%	3.70%
Weighted-average assumptions used to determine net pension costs:
Discount rate (percentage)	4.20%	3.92%	4.89%
Expected long-term rate of return on assets (percentage)	4.70%	4.84%	5.58%
Rate of compensation increase (percentage)	4.00%	3.70%	4.31%